Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

	December 31, 2017	December 31, 2016
	(in thousands)
Currency translation adjustments	$(36,188)	$(70,154)
Currency impact on long term funding (Net of tax)	(182)	(13,912)
Actuarial loss on defined benefit pension plan (note 9)	(5,855)	(5,905)
Unrealized capital loss – investments (note 3)	(295)	(23)
Realized gain on interest rate hedge	4,658	4,658
Amortization of interest rate hedge	(1,887)	(964)
Fair value of cash flow hedge	1,036	—
Total	$(38,713)	$(86,300)